Earnings per unit and cash distributions	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per unit and cash distributions
Earnings per unit and cash distributions
The calculation of basic and diluted earnings per unit is presented below:

(in US$ in thousands, except per unit data)	2016	2015	2014
Net income attributable to the members of VTTI Energy Partners LP (1)	25.2	22.5	6.6
Less: Distributable paid (2)	(57.3)	(47.1)	(17.3)
Over distributed earnings	(32.1)	(24.6)	(10.7)
Over distributed earnings attributable to:
Common unitholders	(16.5)	(13.7)	(5.3)
Subordinated unitholders	14.9	(13.7)	(5.3)
General partner	(0.6)	(0.6)	(0.2)
Weighted average units outstanding :
Common unitholders - basic	22,167,466	20,125,000	20,125,000
Dilutive effect of LTIP awards	108,006	—	—
Common unitholders - diluted	22,275,472	20,125,000	20,125,000
Subordinated unitholders - basic and diluted	20,125,000	20,125,000	20,125,000
General partner - basic and diluted	866,132	821,429	821,429
Earnings per unit:
Common unitholders - basic	$0.5839	$0.5478	$0.1607
Common unitholders - diluted	$0.5811	$0.5478	$0.1607
Subordinated unitholders - basic and diluted	$0.5839	$0.5478	$0.1607
General partner - basic and diluted	$0.5839	$0.5478	$0.1607
Cash distributions declared and paid in the period per unit (3)
Common unitholders	$0.9594	$0.8459	$0.1598
Subordinated unitholders	$0.9594	$0.8459	$0.1598
General partner	$0.9594	$0.8459	$0.1598
Subsequent event: cash distributions declared and paid per unit relating to the period (4)
Common unitholders	$0.3360	$0.3015	$0.2625
Subordinated unitholders	$0.3360	$0.3015	$0.2625
General partner	$0.3360	$0.3015	$0.2625

(1)	Net income in 2014 is attributable to the period post IPO from August 2014 through December 31, 2014.

(2)
This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date, except for the units issued to the LTIP Foundation for LTIP awards. Also included in this amount is $0.5 million paid to the General Partner for the incentive distribution rights for the year ended December 31, 2016.

(3)	Refers to cash distributions relating to the period declared and paid during the period.

(4)	Refers to cash distributions declared relating to the period and paid subsequent to the period end.
Earnings per unit information is given for the period from the date of the closing of the IPO (August 6, 2014). Earnings per unit has not been presented for any period prior to the IPO as the information is not comparable due to the change in the Partnership structure and the basis of preparation as described in note 2.
As of December 31, 2016, of the Partnership’s total number of units outstanding representing limited partner interests, 52.1% were held by the public (in the form of 24,300,164 common units, representing 95 % of the Partnership’s common units) and 45.9% were held by VTTI in the form of 20,125,000 subordinated units, representing 100 % of the Partnership’s subordinated units and 1,295,336 common units, representing 5% of the Partnership's common units). In addition, VTTI, through its ownership of the General Partner, held the 2% general partner interest (in the form of 933,071 general partner units).
The General Partner’s, common unit holders’, subordinated unit holders’ and incentive distribution rights’ interest in net income are calculated as if all net income was distributed according to the terms of the Partnership’s Agreement of Limited Partnership (the “Partnership Agreement”), regardless of whether those earnings would or could be distributed.
The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash. Available cash is contractually defined as all cash on hand at the end of the quarter less the amount of cash reserves established by the General Partner to provide for the proper conduct of the Partnership’s business, including reserves for maintenance capital expenditures and anticipated capital requirements. In addition, VTTI, as the initial holder of all incentive distribution rights, has the right, at the time when there are no subordinated units outstanding and it has received incentive distributions at the highest level to which it is entitled (48.0% for each of the prior four consecutive fiscal quarters) to reset the initial cash target distribution levels at higher levels based on the distribution at the time of the exercise of the reset election. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency gains and losses.
Under the Partnership Agreement, during the subordinated period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distributions of $ 0.2625 per unit per quarter, plus arrearages in the payment of minimum quarterly distributions on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.
The amount of the minimum quarterly distribution is $0.2625 per unit or $1.05 per unit on an annualized basis and is made in the following manner, during the subordinated period:

•	first, 98.0% to the common unitholders, pro rata, and 2.0% to the General Partner, until each outstanding common unit has received a minimum quarterly distribution of $ 0.2625;

•
second, 98.0% to the common unitholders, pro rata, and 2.0% to the General Partner, until each outstanding common unit has received an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	third, 98.0% to the subordinated unitholders, pro rata, and 2.0% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.2625.
In addition, VTTI currently holds all of the incentive distribution rights in the Partnership. Incentive distribution rights represent the rights to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.
If for any quarter:

•	the Partnership has distributed available cash from operating surplus to the holders of common and subordinated units in an amount equal to the minimum quarterly distribution; and

•
the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unit holders and the General Partners in the following manner:

•	first, 98.0% to all unit holders, pro rata, and 2.0% to the General Partner, until each unit holder receives a total of $0.301875 per unit for that quarter (the “first target distribution”);

•
second, 85.0% to all unit holders, pro rata, and 2.0% to the General Partners and 13.0% to the holders of the incentive distribution rights, pro rata, until each unit holder receives a total of $0.328125 per unit for that quarter (the “second target distribution”);

•
third, 75.0% to all unit holders, pro rata, and 2.0% to the General Partners and 23.0% to the holders of the incentive distribution rights, pro rata, until each unit holder receives a total of $0.39375 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all unit holders, pro rata, 2.0% to the General Partner and 48.0% to the holders of the incentive distribution rights, pro rata.
In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unit holders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assume that the General Partner maintains its 2.0% general partner interest and that VTTI Partners does not issue additional classes of equity securities.